Net Finance Income/(Costs) - Schedule of Net Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Finance Income (Costs) [Abstract]
Financial assets measured at amortized cost - interest income (primarily time deposits, debt investments and cash and cash equivalents)	$ 187	$ 197	$ 107
Net foreign exchange gain	0	1	0
Finance income	187	198	107
Financial liabilities measured at amortized cost – interest expense	(41)	(99)	(165)
Net foreign exchange loss	(65)	0	(1)
Finance costs	(106)	(99)	(166)
Net change in fair value of financial assets and liabilities		(39)	(294)
Net finance income/ (costs)	$ 81	$ 60	$ (353)